Pensions - Changes in pension liabilities and plan assets during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in pension liabilities
Pension liabilities, beginning balance	$ 8,328
Pension liabilities, ending balance	7,286	$ 8,328
Changes in plan assets
Net pension liability	1,765	2,664
Represented by:
Asset recognised as non-current pension assets (funded plan)	1,717	1,260
Liability recognised as non-current pension liabilities (unfunded plans)	3,482	3,925
Pension liabilities specified by funded and unfunded pension plans	7,286	8,328
Funded
Changes in pension liabilities
Pension liabilities, beginning balance	4,404
Pension liabilities, ending balance	3,808	4,404
Represented by:
Pension liabilities specified by funded and unfunded pension plans	3,808	4,404
Unfunded
Changes in pension liabilities
Pension liabilities, beginning balance	3,925
Pension liabilities, ending balance	3,478	3,925
Represented by:
Pension liabilities specified by funded and unfunded pension plans	3,478	3,925
Pension liabilities
Changes in pension liabilities
Pension liabilities, beginning balance	8,328	7,664
Current service cost	153	145
Interest income	376	318
Actuarial (gains)/losses and currency effects	(1,348)	338
Other changes in notional contribution liability and other effects	61	56
Benefits paid	(284)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	0	91
Pension liabilities, ending balance	7,286	8,328
Changes in plan assets
Interest income	(376)	(318)
Benefits paid	284	284
Losses/(gains) from curtailment, settlement or plan amendment	0	(91)
Represented by:
Pension liabilities specified by funded and unfunded pension plans	7,286	8,328
Plan assets
Changes in pension liabilities
Interest income	(204)	(190)
Benefits paid	148	141
Losses/(gains) from curtailment, settlement or plan amendment	0	(113)
Changes in plan assets
Fair value of plan assets, beginning balance	5,664	5,213
Interest income	204	190
Return on plan assets (excluding interest income)	259	202
Company contributions	129	211
Benefits paid	(148)	(141)
Losses/(gains) from curtailment, settlement or plan amendment	0	113
Other effects	0	0
Foreign currency translation effects	(587)	(124)
Fair value of plan assets, ending balance	$ 5,522	$ 5,664